                                   SUPPLEMENT
                              DATED MARCH 3, 2003
                                     TO THE
                    MLIG VARIABLE INSURANCE TRUST PROSPECTUS
                               DATED JULY 1, 2002

On February 19, 2003, the board of trustees (the "board") for the MLIG Variable Insurance Trust voted to replace Neuberger Berman Management Inc. ("Neuberger Berman"), the investment subadviser for the Roszel/Neuberger Berman Small Cap Growth Portfolio, with Delaware Management Company ("Delaware Management"). In connection with replacing Neuberger Berman with Delaware Management, the board also approved changing the name of the Roszel/Neuberger Berman Small Cap Growth Portfolio to the Roszel/Delaware Small-Mid Cap Growth Portfolio.

This supplement describes the primary investment strategies and the principal risks of the Roszel/ Delaware Small-Mid Cap Growth Portfolio. It also provides information about Delaware Management, including the annual management fee payable to Delaware Management, and other investment practices and techniques that Delaware Management may use in managing the Portfolio's assets.

Replace page 15 of the prospectus with the following information:

                 ROSZEL/DELAWARE SMALL-MID CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE
What is this Portfolio's goal?

The Portfolio seeks long-term capital appreciation.

PORTFOLIO MANAGEMENT
The Portfolio is managed by Delaware Management Company.

PRIMARY INVESTMENT STRATEGIES
How does this Portfolio pursue its objective?

The Portfolio pursues its investment objective by investing PRIMARILY in SMALL CAPITALIZATION and MID CAPITALIZATION EQUITY SECURITIES of companies that the Adviser believes have a potential for high earnings growth rates.

The Adviser uses a GROWTH INVESTING style. The Adviser seeks small and mid size companies that offer substantial opportunities for long-term price appreciation because they are poised to benefit from changing and dominant social and political trends. The Adviser evaluates a company's management, product development and sales and earnings. The Adviser uses a "bottom-up" approach for this evaluation and seeks market leaders, strong product cycles, innovative concepts and industry trends.

The Adviser believes that companies in the early stages of their development often offer the greatest opportunities for rising stock prices and that the key to investing successfully in small and mid size companies is to invest in them before their stock price matches their growth potential. To do this, the Adviser relies on its own research to study:

     - the operational history of the company;

     - its strategic focus; and

     - its competitive environment.

The Adviser also looks at price-to-earnings ratios, estimated growth rates, market capitalization and cash flows to determine how attractive a company is relative to other companies.

Because there is added risk when investing in small and mid size companies, which may still be in their early developmental stages, the Adviser seeks a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries. The Portfolio's performance benchmark is the Russell 2500 Growth Index.

As small and mid size companies grow, the securities of some may increase in value beyond MID CAPITALIZATION, however, the Adviser may hold such securities until it believes they have reached their growth potential.

The Portfolio may invest up to 25% of its total assets in SECURITIES OF FOREIGN ISSUERS.

PRINCIPAL RISKS
What are the main risks of investing in this Portfolio?

As with any mutual fund that invests in EQUITY SECURITIES, this Portfolio is subject to market risk. Loss of money is a significant risk of investing in this Portfolio. Due to its focus on EQUITY SECURITIES of smaller and mid size companies that may appreciate in value and lack of emphasis on those that provide income, this Portfolio typically experiences greater volatility over time than funds that invest largely in INCOME-BEARING SECURITIES or funds that invest in LARGE CAPITALIZATION EQUITY SECURITIES. Smaller companies may have limited product lines, markets, or financial resources and their securities may be less liquid than securities issued by larger, more established companies. This Portfolio also is subject to substantial style risk in that GROWTH INVESTING may fall out of favor with investors.

To the extent that the Portfolio invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the Portfolio invests in SECURITIES OF FOREIGN ISSUERS, it is subject to the risks related to such securities.

These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail in the Introduction, later in this prospectus and in the SAI. Before you invest, please carefully read the section on "Risks of Certain Investments and Investment Techniques."

On page 24 of the prospectus, replace the following information in the management fee table,

                                                                  ANNUAL RATE
                                                                (AS A PERCENTAGE
                         PORTFOLIO                            OF DAILY NET ASSETS)
                         ---------                            --------------------
Roszel/Neuberger Berman Small Cap Growth Portfolio.........           0.95%

with the information below:

                                                                  ANNUAL RATE
                                                                (AS A PERCENTAGE
                         PORTFOLIO                            OF DAILY NET ASSETS)
                         ---------                            --------------------
Roszel/Delaware Small-Mid Cap Growth Portfolio.............           0.85%

On page 28 of the prospectus, replace the information regarding Neuberger Berman with the following information:

DELAWARE MANAGEMENT COMPANY       ROSZEL/DELAWARE SMALL-MID CAP GROWTH PORTFOLIO
2005 Market Street
Philadelphia, PA 19103-7094

Delaware Management Company, a series of Delaware Management Business Trust, and its affiliates had approximately $85 billion in assets under management as of June 30, 2002.

Gerald S. Frey, Managing Director/Chief Investment Officer--Growth Investing, has primary responsibility for making day-to-day decisions for the Portfolio. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has 23 years' experience in the money management business and holds a BA in economics from Bloomsburg University and attended Wilkes College and New York University.

When making decisions for the Portfolio, Mr. Frey regularly consults with Marshall T. Bassett, John A. Heffern, Francis J. Houghton, Jr., Jeffrey W. Hynoski, Steven T. Lampe and Lori P. Wachs.

Marshall T. Bassett, Senior Vice President/Portfolio Manager, joined Delaware Investments in 1997. Before joining Delaware Investments, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA from Duke University.

John A. Heffern, Senior Vice President/Portfolio Manager, earned a bachelor's degree and an MBA degree at the University of North Carolina at Chapel Hill. Prior to joining Delaware Investments in 1997, he was a Senior Vice President, Equity Research in NatWest Securities Corporation's Specialty Financial Services unit. Before that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

Francis J. Houghton, Jr., Vice President/Senior Portfolio Manager, received a BBA from Manhattan College and attended New York University Graduate School of Business Administration. Prior to joining Delaware Investments in March 2000, Mr. Houghton was portfolio manager with Lynch & Mayer, Inc., which he joined in 1990 and of which he became President in 1999. Prior to joining Lynch & Mayer, Inc., Mr. Houghton was Chairman of BMI Capital from 1984 to 1990, a Portfolio Manager at Neuberger & Berman from 1977 to 1984 and a Partner at Oppenheimer & Co., Inc. from 1969-1977.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Prior to joining Delaware Investments, he served as a Vice President at Bessemer Trust Company in the mid- and large capitalization growth group where he specialized in the areas of science, technology and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in finance from the University of Delaware and an MBA with a concentration in investment portfolio management and financial economics from Pace University.

Steven T. Lampe, Vice President/Portfolio Manager, received a bachelor's degree in economics and an MBA degree with a concentration in finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and covers the financial services and business services sectors for small and mid-capitalization growth stocks. He previously served as a tax/audit manager at Price Waterhouse specializing in financial service firms. Mr. Lampe is a Certified Public Accountant.

Lori P. Wachs, Vice President/Portfolio Manager, joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in finance and Oriental studies.

In Chart 3 of the Appendix to the prospectus, replace the information for the Roszel/Neuberger Berman Small Cap Growth Portfolio with the following information:

Chart 3

-------------------------------------------------------------------------
                                                                ROSZEL/
                                                               DELAWARE
                                                               SMALL-MID
                                                                  CAP
                                                                GROWTH
                                                               PORTFOLIO
-------------------------------------------------------------------------
 INVESTMENT PRACTICES AND TECHNIQUES
-------------------------------------------------------------------------
 Borrowings and Reverse Repurchase Agreements                  33.33
-------------------------------------------------------------------------
 Repurchase Agreements                                           -
-------------------------------------------------------------------------
 Securities Lending                                              -
-------------------------------------------------------------------------
 Short Sales Against the Box                                     -
-------------------------------------------------------------------------
 When-Issued Securities and Delayed Delivery Securities          -
-------------------------------------------------------------------------
 Illiquid Investments                                            -
-------------------------------------------------------------------------
 Restricted Securities (including illiquid Rule 144A             -
 securities)
-------------------------------------------------------------------------
 Liquid Restricted Rule 144A Securities                          -
-------------------------------------------------------------------------
 CONVENTIONAL SECURITIES
-------------------------------------------------------------------------
 Securities of Foreign Issuers                                   25
-------------------------------------------------------------------------
 Equity Securities                                               /
-------------------------------------------------------------------------
 Equity Securities of Foreign Issuers                            25
-------------------------------------------------------------------------
 American, European and Global Depository Receipts               25
-------------------------------------------------------------------------
 REITs                                                           -
-------------------------------------------------------------------------
 Warrants and Stock Purchase Rights                              -
-------------------------------------------------------------------------
 Investment Company Securities (including World Equity           -
 Benchmark Shares and Standard & Poor's Depository Receipts)
-------------------------------------------------------------------------
 Debt Securities                                                 -
-------------------------------------------------------------------------
 Government Securities                                           -
-------------------------------------------------------------------------
 Investment Grade Debt Securities                                -
-------------------------------------------------------------------------
 Lower-Rated Debt Securities                                     -
-------------------------------------------------------------------------

                                 Chart 3, page 1

-------------------------------------------------------------------------
                                                                ROSZEL/
                                                               DELAWARE
                                                               SMALL-MID
                                                                  CAP
                                                                GROWTH
                                                               PORTFOLIO
-------------------------------------------------------------------------
 Debt Securities of Foreign Government Issuers                   -
-------------------------------------------------------------------------
 Debt Securities of Foreign Corporate Issuers                    -
-------------------------------------------------------------------------
 Non-Dollar Securities                                           -
-------------------------------------------------------------------------
 DERIVATIVE SECURITIES AND CONTRACTS
-------------------------------------------------------------------------
 Mortgage-Backed Securities                                      X
-------------------------------------------------------------------------
 Asset-Backed Securities                                         X
-------------------------------------------------------------------------
 Options on Securities and Indices                               -
-------------------------------------------------------------------------
 Stock Index Futures Contracts and Options Thereon               -
-------------------------------------------------------------------------
 Interest Rate Futures Contracts and Options Thereon             -
-------------------------------------------------------------------------
 CURRENCY TRANSACTIONS AND SWAPS
-------------------------------------------------------------------------
 Forward Foreign Currency Exchange Contracts                     -
-------------------------------------------------------------------------
 Currency Options and Futures Contracts                          -
-------------------------------------------------------------------------
 Currency Swaps                                                  X
-------------------------------------------------------------------------
 Currency Cross-Hedging                                          X
-------------------------------------------------------------------------
 Interest Rate Swaps                                             X
-------------------------------------------------------------------------
 Interest Rate Caps, Floors and Collars                          X
-------------------------------------------------------------------------
 Equity Swaps                                                    X
-------------------------------------------------------------------------

                                 Chart 3, page 2

                                   SUPPLEMENT
                               DATED MARCH 3, 2003
                                     TO THE
                          MLIG VARIABLE INSURANCE TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 1, 2002

On February 19, 2003, the board of trustees (the "board") for the MLIG Variable Insurance Trust voted to replace Neuberger Berman Management Inc. ("Neuberger Berman"), the investment subadviser for the Roszel/Neuberger Berman Small Cap Growth Portfolio, with Delaware Management Company ("Delaware Management"). In connection with replacing Neuberger Berman with Delaware Management, the board also approved changing the name of the Roszel/Neuberger Berman Small Cap Growth Portfolio to the Roszel/Delaware Small-Mid Cap Growth Portfolio.

On page 47 of the statement of additional information, replace the following information in the management fee table,

                                                                 ANNUAL RATE
                                                             (AS A PERCENTAGE OF
  PORTFOLIO                                                   DAILY NET ASSETS)
  ---------                                                   -----------------
  Roszel/Neuberger Berman Small Cap Growth Portfolio. . . .         0.95%

with the information below:

                                                                 ANNUAL RATE
                                                             (AS A PERCENTAGE OF
 PORTFOLIO                                                    DAILY NET ASSETS)
 ---------                                                    -----------------
 Roszel/Delaware Small-Mid Cap Growth Portfolio. . . . . . .        0.85%

On page 48 of the statement of additional information, replace the following information in the expense limit table,

PORTFOLIO                                               EXPENSE LIMIT
---------                                               -------------
Roszel/Neuberger Berman Small Cap Growth Portfolio          1.25%

with the information below:


PORTFOLIO                                               EXPENSE LIMIT
---------                                               -------------
Roszel/Delaware Small-Mid Cap Growth Portfolio              1.15%

On page 50 of the statement of additional information, replace the information regarding Neuberger Berman Management Inc. with the following information:


        SUBADVISER                   OWNERSHIP AND ADDRESS
        ----------                   ---------------------
        Delaware Management Company  Delaware Management Company, a series of
                                     Delaware Management Business Trust, is an
                                     indirect, wholly owned subsidiary of
                                     Delaware Management Holdings, Inc.
                                     Delaware Management Company and its
                                     affiliates had approximately $85 billion
                                     in assets under management as of June 30,
                                     2002. Its principal business address is
                                     2005 Market Street, Philadelphia, PA
                                     19103-7094.


On page 52 of the statement of additional information, replace the information regarding Roszel/Neuberger Berman Small Cap Growth Portfolio and Neuberger Berman Management Inc. with the following information:

        The Trust's board, including a majority of the independent trustees, approved the investment subadvisory agreements for the Portfolios with their respective subadvisers, as indicated below.

 PORTFOLIO                                        SUBADVISER                    DATE
 ---------                                        ----------                    ----
 Roszel/Delaware
Small-Mid Cap                                     Delaware Management Company   February 19, 2003
Growth Portfolio

On page 54 of the statement of additional information, replace the following information in the subadvisory fee table,

         The table below indicates the annual fee rate (as a percentage of average daily net assets) Roszel Advisors pays each subadviser under the applicable subadvisory agreement.

        PORTFOLIO                    SUBADVISER                     SUBADVISORY FEE
        --------------------------   ----------------------------   ----------------------------------------
        Roszel/Neuberger Berman      Neuberger Berman Management    0.50%
        Small Cap Growth Portfolio    Inc.

with the information below:

        PORTFOLIO                    SUBADVISER                     SUBADVISORY FEE
        --------------------------   ----------------------------   ----------------------------------------
        Roszel/Delaware              Delaware Management Company    0.40% on the first $100 million, 0.35%
        Small-Mid Cap Growth                                        on the second $100 million, and 0.33%
        Portfolio                                                   on assets in excess of $200 million


On page 64 of the statement of additional information, under the section "CAPITALIZATION", replace Roszel/Neuberger Berman Small Cap Growth Portfolio with Roszel/Delaware Small-Mid Cap Growth Portfolio.